United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—37.1%
		Basic Industry - Chemicals—0.8%
$3,030,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$3,301,624
2,790,000		Albemarle Corp., Sr. Unsecd. Note, 4.50%, 12/15/2020	3,110,130
8,050,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	10,886,619
500,000		Du Pont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	589,457
350,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	355,655
1,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,078,828
2,350,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,439,373
4,550,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	4,864,410
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,273,233
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,104,308
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,046,978
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	2,030,781
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	7,088,912
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,565,400
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,553,929
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,054,851
		TOTAL	60,344,488
		Basic Industry - Metals & Mining—1.9%
650,000		Alcan, Inc., 5.00%, 6/1/2015	717,797
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,565,943
5,140,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	5,319,191
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	970,568
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	7,248,456
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,613,400
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,280,465
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,722,566
2,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	2,561,735
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,080,864
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 4.75%, 2/25/2017	4,316,796
9,072,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	9,277,127
3,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.50%, 8/5/2020	3,183,061
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 7.00%, 3/1/2041	3,909,927
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,846,744
9,215,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	11,477,476
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,713,937
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,260,775
1,210,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	1,475,870
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 10/15/2014	449,467
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	7,088,200
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,398,654
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,871,794
3,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	3,782,556
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,633,514
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,987,776
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,161,565

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Basic Industry - Metals & Mining—continued
$7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	$10,717,488
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,560,079
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	9,046,262
		TOTAL	141,240,053
		Basic Industry - Paper—0.4%
12,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	15,909,922
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,306,637
228,000		Westvaco Corp., 7.65%, 3/15/2027	254,443
1,650,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,915,094
2,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	3,582,326
4,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	4,841,352
		TOTAL	29,809,774
		Capital Goods - Aerospace & Defense—0.2%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	656,055
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,592,705
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,474,500
1,000,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	1,050,000
4,410,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	4,903,417
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,398,671
1,000,000		Rockwell Collins, Inc., Unsecd. Note, 4.75%, 12/1/2013	1,049,174
		TOTAL	18,124,522
		Capital Goods - Building Materials—0.3%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	487,109
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	14,859,523
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,560,554
		TOTAL	24,907,186
		Capital Goods - Construction Machinery—0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,638,862
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,333,060
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	87,116
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,539,662
		TOTAL	14,598,700
		Capital Goods - Diversified Manufacturing—0.7%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,281,396
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,167,993
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,362,696
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,546,258
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,939,339
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,513,997
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,774,708
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,234,172
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,528,992
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,152,348
9,260,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	10,360,477
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,879,659
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,519,700
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,693,497
2,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,859,514
		TOTAL	51,814,746

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Environmental—0.2%
$6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	$7,440,308
2,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	3,752,415
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,160,475
		TOTAL	12,353,198
		Capital Goods - Packaging—0.1%
1,430,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,483,277
1,810,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	1,913,194
3,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,167,039
		TOTAL	7,563,510
		Communications - Media & Cable—0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	189,651
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	6,178,048
5,415,000		Cox Communications, Inc., 7.125%, 10/1/2012	5,439,124
10,000,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 6/1/2013	10,300,230
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	6,874,026
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,630,794
1,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	2,513,848
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,859,538
3,125,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,707,650
		TOTAL	46,692,909
		Communications - Media Noncable—0.5%
2,125,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,483,088
9,946,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	11,164,385
820,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	855,800
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,493,086
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	287,456
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,203,977
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	782,647
5,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	5,256,630
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,434,784
		TOTAL	38,961,853
		Communications - Telecom Wireless—0.6%
5,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,698,453
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,850,967
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,864,266
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,396,323
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	10,136,493
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,648,178
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,337,943
2,600,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	3,086,312
		TOTAL	44,018,935
		Communications - Telecom Wirelines—0.9%
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	3,830,497
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,596,805
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	16,888,400
5,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	5,575,098
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,752,466
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,205,000
3,900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	4,896,988

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Telecom Wirelines—continued
$5,240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	$4,833,900
2,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,101,050
12,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	15,886,760
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,879,707
		TOTAL	67,446,671
		Consumer Cyclical - Automotive—1.7%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,367,695
4,660,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	4,776,663
11,090,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	11,240,414
9,730,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	9,849,611
34,481,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	36,861,292
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,782,165
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,089,662
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,349,162
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,057,978
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,054,080
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,514,468
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,351,598
9,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	10,380,294
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	3,087,026
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	10,107,720
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,335,326
7,250,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	7,495,949
		TOTAL	131,701,103
		Consumer Cyclical - Entertainment—0.6%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,053,749
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,791,616
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	3,028,117
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,453,460
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,760,583
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,564,771
4,030,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	4,223,904
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,751,086
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,931,790
		TOTAL	45,559,076
		Consumer Cyclical - Lodging—0.3%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,536,002
8,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	8,240,064
6,770,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	6,864,293
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,468,112
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,821
		TOTAL	25,116,292
		Consumer Cyclical - Retailers—0.3%
2,470,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	2,629,863
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.00%, 7/15/2013	1,972,232
568,822	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	612,631
4,650,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	6,402,492
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,845,877

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Retailers—continued
$8,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	$11,356,664
		TOTAL	25,819,759
		Consumer Cyclical - Services—0.2%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,659,543
6,405,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	7,029,071
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	3,090,293
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,209,564
		TOTAL	16,988,471
		Consumer Non-Cyclical - Food/Beverage—1.2%
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	421,201
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	5,348,463
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,388,032
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	3,993,423
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,461,625
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,067,266
5,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	5,524,810
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,052,470
670,000		Kellogg Co., 1.75%, 5/17/2017	682,829
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,933,822
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,321,136
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	648,626
2,145,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	2,173,462
5,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	6,152,708
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	9,982,324
1,465,000		PepsiCo, Inc., 4.65%, 2/15/2013	1,493,480
2,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	2,633,400
642,000		PepsiCo, Inc., Sr. Unsecd. Note, 7.90%, 11/1/2018	870,978
8,570,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	9,139,999
6,830,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	7,973,089
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	4,806,977
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	198,628
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	271,105
3,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	3,661,182
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,571,664
2,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	2,842,000
		TOTAL	92,614,699
		Consumer Non-Cyclical - Health Care—0.3%
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	2,246,865
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,575,687
2,000,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	2,081,410
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,543,708
6,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	8,211,299
3,590,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	3,603,287
		TOTAL	23,262,256
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
7,670,000		Abbott Laboratories, 5.15%, 11/30/2012	7,755,689
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,227,764
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,471,472
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,917,751

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	$4,171,491
6,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,982,556
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,459,970
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	605,839
6,758,000		Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	7,568,838
7,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	9,909,335
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	822,694
3,000,000		Wyeth, Sr. Unsecd. Note, 5.50%, 2/15/2016	3,483,087
		TOTAL	55,376,486
		Consumer Non-Cyclical - Products—0.2%
830,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	887,016
5,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	6,861,476
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,425,003
2,190,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	2,234,713
		TOTAL	13,408,208
		Consumer Non-Cyclical - Supermarkets—0.1%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,365,128
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,807,156
		TOTAL	8,172,284
		Consumer Non-Cyclical - Tobacco—0.3%
5,740,000		Altria Group, Inc., 9.25%, 8/6/2019	8,196,657
2,220,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,676,665
2,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	2,766,150
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,481,900
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	6,300,400
		TOTAL	25,421,772
		Energy - Independent—0.9%
1,875,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	2,016,353
1,780,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	2,148,401
1,440,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,571,142
10,000,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,035,360
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,813,556
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,931,113
1,400,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,736,000
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,802,500
14,260,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	16,612,900
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,390,684
2,450,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	2,706,873
7,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	11,443,505
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	961,065
		TOTAL	70,169,452
		Energy - Integrated—1.0%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,628,609
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,714,343
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,428,034
4,000,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	4,220,612
100,000		BP PLC, Deb., 8.75%, 3/1/2032	146,174
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	5,270,547
6,000,000		Conoco, Inc., 7.25%, 10/15/2031	8,973,120

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Integrated—continued
$4,270,000		Hess Corp., 7.00%, 2/15/2014	$4,643,318
3,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	3,722,643
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,173,696
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,325,815
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,273,329
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	10,287,212
4,835,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	4,933,794
6,640,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	7,250,415
350,000	[1,2]	Statoil ASA, Series 144A, 5.125%, 4/30/2014	374,741
		TOTAL	79,366,402
		Energy - Oil Field Services—0.4%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,919,937
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,269,386
1,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,207,065
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,331,024
4,600,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	4,816,016
2,275,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	2,350,150
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,188,765
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	7,231,549
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	3,054,784
		TOTAL	29,368,676
		Energy - Refining—0.2%
2,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	2,697,735
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,072,295
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	3,203,076
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	946,589
		TOTAL	11,919,695
		Financial Institution - Banking—7.2%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,148,398
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,209,233
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,102,285
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	7,280,640
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,460,551
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,239,054
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,156,914
1,350,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,541,032
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	12,234,950
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,254,852
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	9,065,232
2,500,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	2,362,500
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,050,466
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	20,272,406
1,750,000		Capital One Bank, Sub., 8.80%, 7/15/2019	2,276,496
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,383,600
7,205,000		Capital One Capital V, 10.25%, 8/15/2039	7,457,175
8,850,000		Capital One Capital VI, 8.875%, 5/15/2040	9,110,464
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,672,864
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,908,204
5,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	5,716,469

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$1,800,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	$1,907,372
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,153,410
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,260,759
23,250,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	24,457,675
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,924,056
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	3,076,623
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	338,945
2,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,539,265
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,043,252
15,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 2.20%, 1/14/2014	15,210,540
7,885,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	8,417,513
1,250,000		Credit Suisse FB USA,Inc., Company Guarantee, 5.125%, 8/15/2015	1,379,604
5,630,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	5,881,256
4,520,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	4,867,290
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,738,643
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,197,557
6,000,000		Goldman Sachs Group, Inc., Series MTN, 6.00%, 5/1/2014	6,408,078
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,608,438
7,735,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.70%, 8/1/2015	8,108,848
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	5,301,165
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	320,852
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,566,276
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,085,573
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	12,959,364
17,385,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	17,514,049
970,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,073,030
16,600,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	17,374,257
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,525,189
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,396,344
2,675,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,742,557
1,850,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,211,923
15,010,000		JP Morgan Chase & Co., Note, Series 2, 1.65%, 9/30/2013	15,166,404
1,170,000		JP Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,399,546
8,000,000		JP Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	9,782,000
4,500,000		JP Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,821,998
3,150,000		JP Morgan Chase & Co., Sub., 5.75%, 1/2/2013	3,198,617
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,184,467
80,000		Marshall & Ilsley Bank, Milwaukee, Series CD, 4.65%, 12/20/2012	80,982
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,072,468
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	695,815
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	12,579,179
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	255,046
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	5,048,534
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	17,311,301
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,208,244
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	4,113,748
10,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	10,303,490
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	4,814,960
17,594,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	18,242,005

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$5,925,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	$6,347,210
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	1,977,449
4,580,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	5,064,541
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	13,480,306
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 2.50%, 11/13/2012	1,204,472
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,242,960
2,000,000		Northern Trust Corp., Series BKNT, 4.60%, 2/1/2013	2,033,304
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,396,064
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,685,690
1,130,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,340,044
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,529,692
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.118%, 3/29/2049	409,835
822,641	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	609,174
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	8,662,806
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	80,982
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	838,851
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,595,198
4,280,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	4,526,691
2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	2,374,744
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,016,142
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,075,407
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,498,550
7,990,000		Wachovia Corp., 5.75%, 2/1/2018	9,604,124
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,468,956
9,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	9,901,535
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,104,284
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,634,108
		TOTAL	544,475,411
		Financial Institution - Brokerage—1.3%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,358,756
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	12,058,328
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,238,608
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,034,943
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,535,713
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,381,960
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,813,647
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,656,849
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,247,405
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	4,270,000
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	10,373,400
2,550,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	2,709,559
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	3,020,470
440,000		Nuveen Investments, 5.50%, 9/15/2015	400,400
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	9,514,570
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,299,111
4,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	4,591,237
		TOTAL	96,504,956
		Financial Institution - Finance Noncaptive—2.2%
1,580,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	1,669,074

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$9,668,000		American Express Co., Sr. Unsecd. Note, 7.25%, 5/20/2014	$10,705,792
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	7,606,988
5,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	5,319,395
3,480,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,601,149
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,149,804
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,711,912
5,210,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	6,605,681
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,682,788
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	16,851,341
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	2,070,397
20,000,000		General Electric Capital Corp., Sr. Note, 1.875%, 9/16/2013	20,285,280
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,033,560
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,420,579
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,289,178
13,884,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.40%, 9/20/2013	14,588,946
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,395,990
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,303,616
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	12,202,970
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	221,112
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,191,528
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,541,500
1,109,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,260,755
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.28%, 12/21/2065	665,000
3,800,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	3,914,000
3,960,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	4,152,314
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,119,900
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,772,507
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	960,048
		TOTAL	163,293,104
		Financial Institution - Insurance - Health—0.2%
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,726,459
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,919,005
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,421,720
3,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	4,090,326
		TOTAL	15,157,510
		Financial Institution - Insurance - Life—2.1%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	835,180
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,134,845
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,506,739
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,841,921
7,150,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	7,524,860
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,433,984
2,600,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	2,801,625
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,824,352
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	9,716,201
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,094,317
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,033,781
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	24,653,649
2,310,000	[1,2]	MetLife Global Funding I, Sr. Secd. Note, Series 144A, 5.125%, 6/10/2014	2,484,211

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—continued
$12,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	$12,571,579
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,771,507
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,228,500
3,600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	3,684,690
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	347,811
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	7,022,920
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,799,526
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	4,157,799
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,277,413
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,699,121
4,440,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	4,512,301
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,301,581
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	542,187
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,046,740
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 3.625%, 9/17/2012	2,502,580
4,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	4,752,336
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	293,856
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,426,179
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	375,835
		TOTAL	156,200,126
		Financial Institution - Insurance - P&C—0.9%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,370,431
1,390,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,652,586
1,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	1,762,053
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,048,752
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,478,639
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,803,439
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,584,339
1,880,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	2,328,416
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,221,636
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	890,969
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,803,356
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,610,015
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,842,575
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	9,098,938
1,320,000	[1,2]	TIAA Global Markets, Inc., Series 144A, 4.95%, 7/15/2013	1,367,425
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,719,403
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,185,050
		TOTAL	71,768,022
		Financial Institution - REITs—1.1%
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,357,053
2,920,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	3,015,776
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,168,063
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,640,507
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,221,408
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	969,079
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	11,366,922
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	329,628
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,582,379

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - REITs—continued
$5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	$6,231,006
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,176,578
6,400,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	7,706,259
4,900,000		ProLogis Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	5,397,242
3,080,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	3,344,745
10,500,000		Simon Property Group LP, 6.125%, 5/30/2018	12,734,568
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,669,059
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,920,709
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,312,213
		TOTAL	83,143,194
		Foreign-Local-Government—0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	915,971
		Municipal Services—0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	799,109
1,555,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,636,637
		TOTAL	2,435,746
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	5,080,776
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,272,633
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,051,042
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,472,248
		TOTAL	14,876,699
		Technology—1.7%
3,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,851,801
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,555,917
4,700,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	4,799,711
13,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	15,748,242
3,460,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	3,773,424
14,820,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,745,201
8,440,000		Hewlett-Packard Co., 6.125%, 3/1/2014	9,034,455
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,210,105
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,340,063
1,830,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,889,643
6,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.65%, 12/9/2021	6,159,552
3,590,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	3,789,252
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,501,164
135,000		IBM Corp., Deb., Series A, 7.50%, 6/15/2013	142,676
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,941,854
1,340,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,523,209
6,060,000		KLA-Tencor Corp., 6.90%, 5/1/2018	7,294,810
2,820,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,880,703
5,000,000		Oracle Corp., 5.00%, 7/8/2019	6,043,700
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	618,802
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,040,288
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,435,475
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,106,636
3,005,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	3,080,915
2,255,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	2,374,560

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$8,327,000		Xerox Corp., Sr. Unsecd. Note, 8.25%, 5/15/2014	$9,261,664
		TOTAL	128,143,822
		Transportation - Airlines—0.4%
293,874		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	319,235
23,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	26,213,075
		TOTAL	26,532,310
		Transportation - Railroads—0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,068,934
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	12,262,185
2,130,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	2,320,028
2,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	2,402,994
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,345,969
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,710,997
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,709,437
1,750,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	1,992,723
		TOTAL	31,813,267
		Transportation - Services—0.4%
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	253,880
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,431,033
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,073,632
3,000,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	3,095,817
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	6,848,147
9,830,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	9,982,473
2,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	2,657,294
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	5,242,135
		TOTAL	33,584,411
		Utility - Electric—1.9%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	3,199,577
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,570,845
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,005,416
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,921,811
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,916,924
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	478,930
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	4,049,494
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,906,229
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	527,067
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,397,679
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,616,441
2,990,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	3,166,395
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,890,575
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	295,962
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	635,932
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	10,056,654
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,632,730
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,105,402
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,600,559
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	7,268,196
1,271,489	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,390,084
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,896,674

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	$4,015,882
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,722,703
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,279,677
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,802,289
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	9,279,169
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	1,033,853
2,980,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	3,156,869
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,157,556
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,612,755
3,300,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,339,220
1,125,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	1,219,394
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	508,098
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	943,026
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	605,784
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	632,679
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,942,476
605,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	706,310
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,599,111
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,452,928
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,420,975
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	8,210,232
		TOTAL	146,170,562
		Utility - Natural Gas Distributor—0.5%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,112,942
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,727,722
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,284,109
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,179,755
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,546,166
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,234,596
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,220,287
		TOTAL	34,305,577
		Utility - Natural Gas Pipelines—0.8%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	759,349
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,234,231
1,415,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	1,614,188
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,312,249
7,785,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	8,316,357
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,252,545
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,808,385
3,550,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	3,731,121
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	462,771
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,850,940
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	7,108,241
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	4,159,559
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,640,566
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,443,141
		TOTAL	62,693,643
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,548,167,602)	2,824,155,507

Principal Amount or Shares			Value
		Adjustable Rate Mortgages—0.0%
		Federal National Mortgage Association—0.0%
$17,659		FNMA ARM 681769, 2.125%, 1/01/2033	$18,676
		Government National Mortgage Association—0.0%
1,181		GNMA2 ARM 8717, 2.125%, 10/20/2025	1,217
2,579		GNMA2 ARM 80201, 30 Year, 2.000%, 5/20/2028	2,701
		TOTAL	3,918
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $22,101)	22,594
		Asset-Backed Securities—0.0%
		Financial Institution - Finance Noncaptive—0.0%
249,491		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	187,785
		Home Equity Loan—0.0%
4,522	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	3,770
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $254,225)	191,555
		Certificate of Deposit—0.0%
		Financial Institution - Banking—0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFIED COST $85,232)	85,953
		GOVERNMENT AGENCIES—5.4%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	687,418
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,057,433
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	46,721,066
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,350,454
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,062,331
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,009,686
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,374,447
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	454,016
85,000,000		Federal Home Loan Mortgage Corp., 0.50%, 2/21/2014	85,129,804
40,000,000	[4]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	48,780,408
165,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	171,730,383
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,332,528
400,000		Federal Home Loan Mortgage Corp., Note, Series MTN3, 4.625%, 4/4/2013	410,286
40,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	41,265,940
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,076,325
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,031,042
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $388,867,897)	409,473,567
		Governments/Agencies—0.4%
		Sovereign—0.4%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	20,187,450
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,581,000
3,800,000	[1,2]	State of Qatar, Series 144A, 6.40%, 1/20/2040	5,067,300
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $22,330,616)	27,835,750
		U.S. Treasury—11.1%
		U.S. Treasury Bonds—1.4%
60,000,000		United States Treasury Bond, 2.750%, 8/15/2042	60,958,314
40,000,000	[4]	United States Treasury Bond, 3.000%, 5/15/2042	42,830,624
		TOTAL	103,788,938

Principal Amount or Shares		Value
	U.S. Treasury—continued
	U.S. Treasury Notes—9.7%
$215,000,000	United States Treasury Note, 0.250%, 2/28/2014	$215,113,369
50,000,000	United States Treasury Note, 1.125%, 6/15/2013	50,370,115
9,000,000	United States Treasury Note, 3.125%, 5/15/2019	10,293,242
407,284,000	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	461,213,493
	TOTAL	736,990,219
	TOTAL U.S. TREASURY (IDENTIFIED COST $805,374,852)	840,779,157
	Mortgage-Backed Securities—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
50,418	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	55,046
81,512	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	89,281
119,144	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	127,954
34,746	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	37,312
87,693	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	96,271
8,516	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	8,883
	TOTAL	414,747
	Federal National Mortgage Association—0.0%
18,947	Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	20,556
44,117	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	45,550
261,325	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	285,824
196,171	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	212,831
156,219	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	171,743
	TOTAL	736,504
	Government National Mortgage Association—0.0%
12,946	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	14,927
8,640	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	9,840
7,892	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	9,125
18,228	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	20,764
23,728	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	26,534
22,414	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	25,538
8,136	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	9,428
1,962	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,246
21,668	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	24,847
14,802	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	16,987
15,564	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	17,872
143,585	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	160,921
102,118	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	114,448
31,638	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	35,458
151,622	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	169,929
173,184	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	194,095
235,762	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	263,041
106,400	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	118,710
86,732	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	97,163
252,697	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	281,895
16,474	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	19,093
1,208	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,417
2,495	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	2,886
549	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	641
2,794	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,260
135	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	160

Principal Amount or Shares			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—continued
$141,627		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	$161,967
4,389		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	5,074
5,722		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	6,544
1,024		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,174
203,655		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	224,474
124,776		Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	140,954
147,895		Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	165,157
52,860		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	60,819
111,241		Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	124,225
		TOTAL	2,531,613
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,309,416)	3,682,864
		Collateralized Mortgage Obligations—3.0%
		Commercial Mortgage—3.0%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.000%, 2/10/2051	8,064,627
7,700,000		Bear Stearns Commercial Mortgage Securities 2007-PW16, Class AM, 5.906%, 6/11/2040	8,296,015
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	7,852,972
12,043,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	12,430,844
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	11,994,236
3,700,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	3,936,568
7,158,863		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	7,336,017
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	7,922,328
13,000,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.736%, 5/10/2045	13,717,530
7,700,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.742%, 2/12/2049	8,015,041
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,680,044
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.457%, 2/12/2051	7,345,095
7,900,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	8,759,173
26,530,000		Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	29,844,802
31,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.110%, 12/12/2049	34,940,174
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,038,443
500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039	528,478
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	15,231,389
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	20,096,039
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,775,731
		TOTAL	225,805,546
		Federal Home Loan Mortage Corporation—0.0%
400,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	457,444
		Federal National Mortgage Association—0.0%
9,733		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	11,028
5,288		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	6,147
		TOTAL	17,175
		Government National Mortgage Association—0.0%
122,816		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	127,469
500,000		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	533,756
		TOTAL	661,225
		Non-Agency Mortgage—0.0%
5,160	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.009%, 1/28/2027	4,457
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $216,018,272)	226,945,847

Principal Amount or Shares			Value
		MUNICIPAL—0.3%
		Municipal Services—0.3%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038	$12,862,258
$9,470,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042	9,796,620
		TOTAL MUNICIPAL (IDENTIFIED COST $19,526,958)	22,658,878
		PREFERRED STOCKS—0.1%
		Finance - Commercial—0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00%	23,677
		Technology—0.1%
4,425	[1,5]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,203,750
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,227,427
		MUTUAL FUNDS—42.0%[6]
4,784,042		Emerging Markets Fixed Income Core Fund	160,162,479
215,204,621		Federated Mortgage Core Portfolio	2,207,999,410
47,024,364	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	47,024,364
16,207,509		Federated Project and Trade Finance Core Fund	158,671,509
94,321,833		High Yield Bond Portfolio	625,353,752
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,023,188,723)	3,199,211,514
		Repurchase Agreement—0.6%
49,789,000		Interest in $4,105,000,000 joint repurchase agreement 0.20%, dated 8/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,105,091,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,221,332,947 (purchased with proceeds from securities lending collateral). (AT COST)	49,789,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $7,081,412,057)[8]	7,609,059,613
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[9]	(3,149,792)
		TOTAL NET ASSETS—100%	$7,605,909,821
At August 31, 2012, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs and Co.	Banc of America Securities LLC	JPMorgan Securities LLC	Unrealized Depreciation of Credit Default Swaps
Reference Entity	Series 18 Investments Grade Index	Series 18 High Yield CDX Index	Series 18 High Yield CDX Index
Buy/Sell	Buy	Buy	Buy
Pay/Receive Fixed Rate	1.00%	5.00%	5.00%
Expiration Date	6/20/2017	6/20/2017	6/20/2017
Implied Credit Spread at 8/31/2012[10]	1.02%	4.41%	4.46%
Notional Amount	$300,000,000	$79,200,000	$148,500,000
Market Value	$241,020	$1,389,358	$2,605,046
Upfront Premiums Paid/(Received)	$25,943	$3,267,000	$5,816,299
Unrealized Appreciation/(Depreciation)	$215,077	$(1,877,642)	$(3,211,253)	$(4,873,818)
The average notional amount of Swap Contracts held by the Fund throughout the period was $75,540,000. This is based on amounts held as of each month-end throughout the period.
Net Unrealized Depreciation on Swap Contracts is included in “Other Assets and Liabilities–Net.”
The average notional value of short futures contracts held by the Fund throughout the period was $58,343,750. This is based on amounts held as of each month-end throughout the period.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $489,214,214, which represented 6.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2012, these liquid restricted securities amounted to $471,952,258, which represented 6.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,053,749
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 – 3/25/2010	$4,469,250	$4,203,750
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.009%, 1/28/2027	2/4/1998	$15,444	$4,457
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$48,928,175	$49,789,000
5	Non-income producing security.
6	Affiliated holdings.
7	7-Day net yield.
8	At August 31, 2012, the cost of investments for federal tax purposes was $7,081,371,615. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from swap contracts was $527,687,998. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $534,241,625 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,553,627.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,822,518,869	$1,636,638[2]	$2,824,155,507
Adjustable Rate Mortgages	—	22,594	—	22,594
Asset-Backed Securities	—	187,785	3,770[2]	191,555
Certificate of Deposit	—	85,953	—	85,953
Government Agencies	—	409,473,567	—	409,473,567
Governments/Agencies	—	27,835,750	—	27,835,750
U.S. Treasury	—	840,779,157	—	840,779,157
Mortgage-Backed Securities	—	3,682,864	—	3,682,864
Collateralized Mortgage Obligations	—	226,941,390	4,457[2]	226,945,847
Municipal	—	22,658,878	—	22,658,878
Equity Securities:
Preferred Stocks
Domestic	—	23,677	4,203,750[2]	4,227,427
Mutual Funds	3,040,540,005	158,671,509	—	3,199,211,514
Repurchase Agreement	—	49,789,000	—	49,789,000
TOTAL SECURITIES	$3,040,540,005	$4,562,670,993	$5,848,615	$7,609,059,613
OTHER FINANCIAL INSTRUMENTS3	$—	$4,235,424	$—	$4,235,424
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $1,579,734 of corporate bonds, $3,742 of asset-backed securities, $4,976 of collateralized mortgage obligations and $4,225,875 of domestic preferred stocks transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
3	Other financial instruments include swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012